Shareholders Equity (Unaudited) (USD $) In Thousands, except Share data	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Dec. 27, 2008	$ 32	$ 40,984	$ (45,151)	$ (4,135)
Beginning Balance - Shares at Dec. 27, 2008	32,378,915
Net (loss) income			863	863
Issuance of stock to Lender related to amendment, Shares	370,000
Issuance of stock to Lender related to amendment, Shares	0	0	0	0
Ending Balance, Amount at Dec. 27, 2009	32	40,984	(44,288)	(3,272)
Ending Balance, Shares at Dec. 27, 2009	32,748,915
Net (loss) income			(432)	(432)
Issuance of stock to Lender related to amendment, Shares	400,000
Issuance of stock to Lender related to amendment, Shares	1	0	0	1
Ending Balance, Amount at Dec. 26, 2010	$ 33	$ 40,984	$ (44,720)	$ (3,703)
Ending Balance, Shares at Dec. 26, 2010	33,148,915